Subsequent events - Conversion and Amendment of Convertible Debenture (Details)		3 Months Ended	12 Months Ended
	Nov. 22, 2019 USD ($)	Aug. 13, 2020 USD ($) shares	Jun. 30, 2020 USD ($) item shares	Nov. 13, 2020 USD ($) $ / shares	Sep. 15, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($)	Jul. 17, 2020 USD ($)	Jun. 19, 2020 USD ($) $ / shares
Subsequent events
Shares issued upon conversion of debenture | shares			827,057
Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Number of convertible debentures | item			3
Maturity term	12 months		12 months
Aggregate principal amount	$ 5,000,000		$ 5,000,000
Interest rate (as a percent)	5.00%
Principal amount of debt whose floor price is amended				$ 600,000
Convertible Debentures issued on November 22, 2019
Subsequent events
Aggregate principal amount	$ 2,000,000
Conversion floor price (in dollars per share) | $ / shares								$ 1.00
Closing of Convertible Debenture
Subsequent events
Aggregate principal amount				$ 300,000		$ 300,000	$ 700,000	$ 700,000
Interest rate (as a percent)				5.00%
Principal amount of debt whose floor price is amended								$ 2,000,000
Subsequent events
Subsequent events
Conversion floor price (in dollars per share) | $ / shares				$ 3.00	$ 1.00
Principal amount of debt whose floor price is amended				$ 200,000	$ 1,400,000
Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares				$ 3.00
Principal amount of debt whose floor price is amended				$ 200,000
Subsequent events | Convertible Debentures issued on November 22, 2019
Subsequent events
Conversion of principal due and accrued and unpaid interest of convertible debenture		$ 2,062,191
Shares issued upon conversion of debenture | shares		1,847,167
Conversion floor price (in dollars per share) | $ / shares					$ 1.00
Principal amount of debt whose floor price is amended					$ 1,400,000
Subsequent events | Convertible Debentures two and three
Subsequent events
Conversion floor price (in dollars per share) | $ / shares					$ 3.00
Minimum | Subsequent events
Subsequent events
Conversion floor price (in dollars per share) | $ / shares				$ 1.00
Minimum | Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Subsequent events
Conversion floor price (in dollars per share) | $ / shares				$ 1.00